UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

P. O. Box 2999, Hartford, Connecticut 06104-2999

(Address of Principal Executive Offices)

Edward P. Macdonald, Esquire

Life Law Unit

The Hartford Financial Services Group, Inc.

200 Hopmeadow Street

Simsbury, Connecticut 06089

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (860) 843-9934

Date of fiscal year end: December 31st

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments

Item 2. Controls and Procedures

Item 3. Exhibits

SIGNATURES

EXHIBIT LIST

Certifications

Item 1.	Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.5%
	Capital Goods - 2.4%
472	KBR, Inc.	$15,148
126	Owens Corning, Inc. ●	4,982
99	Pall Corp.	6,747
		26,877
	Commercial and Professional Services - 1.4%
149	IHS, Inc. ●	15,633

	Consumer Durables and Apparel - 4.3%
270	Hanesbrands, Inc. ●	12,284
90	PVH Corp.	9,569
5,307	Samsonite International S.A.	13,317
107	Whirlpool Corp.	12,621
		47,791
	Consumer Services - 3.2%
901	Burger King Worldwide, Inc.	17,217
—	Diamond Resorts LLC ⌂†	12,341
94	Wyndham Worldwide Corp.	6,084
		35,642
	Diversified Financials - 4.5%
45	BlackRock, Inc.	11,603
245	Citigroup, Inc.	10,843
105	IntercontinentalExchange, Inc. ●	17,139
216	JP Morgan Chase & Co.	10,265
		49,850
	Energy - 6.3%
150	Anadarko Petroleum Corp.	13,160
135	Cabot Oil & Gas Corp.	9,097
225	Cobalt International Energy, Inc. ●	6,347
433	Halliburton Co.	17,515
1,927	JX Holdings, Inc.	10,864
103	Pioneer Natural Resources Co.	12,835
		69,818
	Food and Staples Retailing - 4.2%
321	CVS Caremark Corp.	17,656
372	Walgreen Co.	17,716
128	Whole Foods Market, Inc.	11,131
		46,503
	Health Care Equipment and Services - 6.7%
1,012	Boston Scientific Corp. ●	7,902
306	Catamaran Corp. ●	16,229
177	Edwards Lifesciences Corp. ●	14,575
1,039	Hologic, Inc. ●	23,487
114	McKesson Corp.	12,359
		74,552
	Insurance - 3.8%
455	American International Group, Inc. ●	17,675
207	Aon plc	12,706
404	XL Group plc	12,242
		42,623
	Materials - 4.8%
274	Crown Holdings, Inc. ●	11,398
283	International Paper Co.	13,191
289	Methanex Corp. ADR	11,731
182	Rock Tenn Co. Class A	16,915
		53,235
	Pharmaceuticals, Biotechnology and Life Sciences - 10.6%
188	Actavis, Inc. ●	17,344
339	Agilent Technologies, Inc.	14,224
272	AstraZeneca plc	13,665
50	Biogen Idec, Inc. ●	9,588
237	Eli Lilly & Co.	13,448
353	Forest Laboratories, Inc. ●	13,414
341	Gilead Sciences, Inc. ●	16,679
281	Merck & Co., Inc.	12,441
42	Regeneron Pharmaceuticals, Inc. ●	7,365
		118,168
	Real Estate - 2.3%
864	BR Malls Participacoes S.A.	10,813
2	Countrywide plc	11
822	Host Hotels & Resorts, Inc. REIT	14,373
		25,197
	Retailing - 12.2%
106	Amazon.com, Inc. ●	28,296
37	AutoZone, Inc. ●	14,514
323	Dick's Sporting Goods, Inc.	15,263
104	Dufry Group ●	12,972
618	Lowe's Co., Inc.	23,430
29	Priceline.com, Inc. ●	20,139
243	TripAdvisor, Inc. ●	12,761
226	Urban Outfitters, Inc. ●	8,754
		136,129
	Semiconductors and Semiconductor Equipment – 1.6%
623	Micron Technology, Inc. ●	6,213
397	NXP Semiconductors N.V. ●	12,008
		18,221
	Software and Services - 20.6%
566	Akamai Technologies, Inc. ●	19,976
454	Autodesk, Inc. ●	18,718
1,249	Cadence Design Systems, Inc. ●	17,396
161	eBay, Inc. ●	8,753
260	Facebook, Inc. ●	6,663
29	Google, Inc. ●	23,027
187	IAC/InterActiveCorp.	8,374
140	LinkedIn Corp. Class A ●	24,647
175	Red Hat, Inc. ●	8,837
79	Salesforce.com, Inc. ●	14,143
379	ServiceNow, Inc. ●	13,706
207	Splunk, Inc. ●	8,300
486	Symantec Corp. ●	11,995
267	Teradata Corp. ●	15,630
607	Tibco Software, Inc. ●	12,264
748	Yahoo!, Inc. ●	17,598
		230,027
	Technology Hardware and Equipment - 8.7%
57	Apple, Inc.	25,063
1,162	Cisco Systems, Inc.	24,303
663	EMC Corp. ●	15,848
474	Juniper Networks, Inc. ●	8,782
203	Palo Alto Networks, Inc. ●	11,469
200	SanDisk Corp. ●	10,989
		96,454

1

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.5% - (continued)
	Transportation - 0.9%
108	FedEx Corp.		$10,625

	Total common stocks
	(cost $921,645)		$1,097,345

	Total long-term investments
	(cost $921,645)		$1,097,345

SHORT-TERM INVESTMENTS - 1.3%
Repurchase Agreements - 1.3%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $436,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $444)
$436	0.19%, 03/28/2013		$436
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,704, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $1,738)
1,704	0.17%, 03/28/2013		1,704
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $3,105, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $3,167)
3,105	0.15%, 03/28/2013		3,105
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $4,586,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $4,678)
4,586	0.15%, 03/28/2013		4,586
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $83,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $85)
83	0.25%, 03/28/2013		83
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $2,500, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $2,550)
2,500	0.16%, 03/28/2013		2,500
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,933, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$1,972)
1,933	0.20%, 03/28/2013		1,933
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$26, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $27)
26	0.14%, 03/28/2013		26
			14,373
	Total short-term investments
	(cost $14,373)		$14,373

	Total investments
	(cost $936,018) ▲	99.8%	$1,111,718
	Other assets and liabilities	0.2%	1,841
	Total net assets	100.0%	$1,113,559

2

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets may be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $933,863 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$185,402
Unrealized Depreciation	(7,547)
Net Unrealized Appreciation	$177,855

†	These securities were valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Company's Board of Directors. At March 31, 2013, the aggregate value of these securities was $12,341, which represents 1.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

•	Non-income producing.

⌂	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933 and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/ Par	Security	Cost Basis
07/2011	–	Diamond Resorts LLC	$10,110

At March 31, 2013, the aggregate value of these securities was $12,341, which represents 1.1% of total net assets.

Foreign Currency Contracts Outstanding at March 31, 2013

						Unrealized
						Appreciation/
Currency	Buy / Sell	Delivery Date	Counterparty	Contract Amount	Market Value ╪	(Depreciation)
GBP	Sell	04/03/2013	BCLY	$25	$25	$–
GBP	Sell	04/04/2013	BCLY	29	29	–
GBP	Sell	04/02/2013	JPM	293	294	(1)
					(348)	$(1)

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford Growth Opportunities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY:	(abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.

Currency Abbreviations:
GBP	British Pound

Other Abbreviations:
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary
March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$1,097,345	$1,034,186	$50,818	$12,341
Short-Term Investments	14,373	–	14,373	–
Total	$1,111,718	$1,034,186	$65,191	$12,341
Liabilities:
Foreign Currency Contracts *	1	–	1	–
Total	$1	$–	$1	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Common Stocks	$10,152	$—	$2,189	*	$—	$—	$—	$—	$—	$12,341
Total	$10,152	$—	$2,189		$—	$—	$—	$—	$—	$12,341

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $2,189.

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7%
	Automobiles and Components - 1.0%
13	Cooper Tire & Rubber Co.	$336
26	Goodyear (The) Tire & Rubber Co. ●	332
14	Superior Industries International, Inc.	254
23	Winnebago Industries, Inc. ●	477
		1,399
	Banks - 3.9%
36	CapitalSource, Inc.	350
12	Chemical Financial Corp.	327
59	Fifth Third Bancorp	961
42	First Commonwealth Financial Corp.	316
35	First Niagara Financial Group, Inc.	312
105	Huntington Bancshares, Inc.	772
62	KeyCorp	622
8	MainSource Financial Group, Inc.	111
13	Ocwen Financial Corp. ●	497
10	Popular, Inc. ●	282
6	Provident Financial Services, Inc.	92
57	Radian Group, Inc.	610
54	Regions Financial Corp.	442
		5,694
	Capital Goods - 9.0%
22	Aircastle Ltd.	301
5	Alliant Techsystems, Inc.	369
9	Altra Holdings, Inc.	250
6	American Railcar Industries, Inc.	292
15	Ampco-Pittsburgh Corp.	291
6	Chicago Bridge & Iron Co. N.V.	348
15	Dycom Industries, Inc. ●	295
8	EnerSys, Inc. ●	365
29	Exelis, Inc.	315
12	Fluor Corp.	766
27	Gencorp, Inc. ●	355
10	Generac Holdings, Inc.	346
7	L.B. Foster Co. Class A	323
4	Lindsay Corp.	326
21	LSI Industries, Inc.	144
12	MasTec, Inc. ●	359
6	National Presto Industries, Inc.	491
5	Nortek, Inc. ●	357
10	Oshkosh Corp. ●	442
—	Seaboard Corp.	291
14	Snap-On, Inc.	1,158
11	Sun Hydraulics Corp.	351
74	Taser International, Inc. ●	585
6	Timken Co.	317
12	Toro Co.	543
9	Trex Co., Inc. ●	423
6	Trinity Industries, Inc.	290
18	URS Corp.	844
12	Wabco Holdings, Inc. ●	847
7	Wabtec Corp.	674
		13,058
	Commercial and Professional Services - 3.8%
14	Barrett Business Services, Inc.	713
14	Corrections Corp. of America	547
8	Deluxe Corp.	319
6	Dun & Bradstreet Corp.	535
19	Enernoc, Inc. ●	335
6	Equifax, Inc. ●	365
11	Kforce, Inc.	175
20	Quad Graphics, Inc.	476
21	Robert Half International, Inc.	783
23	Steelcase, Inc.	339
16	Sykes Enterprises, Inc. ●	254
11	Tetra Tech, Inc. ●	338
3	UniFirst Corp.	299
		5,478
	Consumer Durables and Apparel - 4.2%
19	Beazer Homes USA, Inc. ●	306
23	Brunswick Corp.	770
5	CSS Industries, Inc.	132
17	Hanesbrands, Inc. ●	779
15	Hooker Furniture Corp.	245
13	Iconix Brand Group, Inc. ●	339
26	Jarden Corp.	1,093
20	Jones (The) Group, Inc.	249
12	M/I Schottenstein Homes, Inc. ●	298
5	Nacco Industries, Inc. Class A	257
8	Polaris Industries, Inc.	718
21	Pulte Group, Inc. ●	429
11	Steven Madden Ltd. ●	462
		6,077
	Consumer Services - 3.1%
8	American Public Education, Inc. ●	286
9	Brinker International, Inc.	335
5	Capella Education Co. ●	165
85	Career Education Corp. ●	201
11	DeVry, Inc.	343
9	Domino's Pizza, Inc.	463
11	Grand Canyon Education, Inc. ●	279
17	Marriott International, Inc. Class A	705
8	Marriott Vacations Worldwide Corp. ●	347
24	Multimedia Games Holding Co., Inc. ●	499
7	Papa John's International, Inc. ●	426
4	Strayer Education, Inc.	184
7	Weight Watchers International, Inc.	274
		4,507
	Diversified Financials - 3.9%
34	American Capital Ltd. ●	492
110	Apollo Investment Corp.	918
29	Calamos Asset Management, Inc.	343
30	Compass Diversified Holdings	473
14	Discover Financial Services, Inc.	637
42	Fifth Street Finance Corp.	463
18	New Mountain Finance Corp.	260
2	Portfolio Recovery Associates, Inc. ●	305
55	Prospect Capital Corp.	601
17	Solar Capital Ltd.	399
13	TCP Capital Corp.	212
18	THL Credit, Inc.	271
7	Walter Investment Management Corp. ●	257
		5,631
	Energy - 6.5%
18	Alon USA Energy, Inc.	349
30	Basic Energy Services, Inc. ●	412
9	Contango ORE, Inc.	353
5	Core Laboratories N.V.	630
15	Delek U.S. Holdings, Inc.	572
12	Diamond Offshore Drilling, Inc.	846
14	Exco Resources, Inc.	100

1

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Energy - 6.5% - (continued)
122	Frontline Ltd.	$285
7	Helmerich & Payne, Inc.	443
62	Hercules Offshore, Inc. ●	459
15	HollyFrontier Corp.	791
44	ION Geophysical Corp. ●	300
4	Oil States International, Inc. ●	318
101	Rentech, Inc.	237
21	RPC, Inc.	311
13	Tesoro Corp.	732
29	Vaalco Energy, Inc. ●	224
18	Valero Energy Corp.	839
14	W&T Offshore, Inc.	193
19	Western Refining, Inc.	686
12	World Fuel Services Corp.	461
		9,541
	Food, Beverage and Tobacco - 3.2%
7	Cal-Maine Foods, Inc.	285
29	Dean Foods Co. ●	526
6	Green Mountain Coffee Roasters, Inc. ●	323
15	Ingredion, Inc.	1,114
10	J&J Snack Foods Corp.	784
9	Lancaster Colony Corp.	701
6	Monster Beverage Corp. ●	306
22	Smithfield Foods, Inc. ●	585
		4,624
	Health Care Equipment and Services - 4.1%
10	Bio-Reference Laboratories, Inc. ●	252
10	Cantel Medical Corp.	298
11	Community Health Systems, Inc.	502
8	Cyberonics, Inc. ●	384
44	Gentiva Health Services, Inc. ●	472
5	ICU Medical, Inc. ●	301
5	Magellan Health Services, Inc. ●	252
11	Molina Healthcare, Inc. ●	327
15	Natus Medical, Inc. ●	201
17	Omnicare, Inc.	684
20	Resmed, Inc.	918
13	Select Medical Holdings Corp.	113
10	Sirona Dental Systems, Inc. ●	708
16	Thoratec Corp. ●	611
		6,023
	Household and Personal Products - 0.9%
6	Energizer Holdings, Inc.	618
13	Herbalife Ltd.	476
7	Nu Skin Enterprises, Inc. Class A	291
		1,385
	Insurance - 4.3%
12	Argo Group International Holdings Ltd.	488
9	Aspen Insurance Holdings Ltd.	356
9	Assurant, Inc.	396
10	Axis Capital Holdings Ltd.	433
4	Everest Re Group Ltd.	532
11	First American Financial Corp.	292
36	Genworth Financial, Inc. ●	363
32	Hilltop Holdings, Inc. ●	432
17	Horace Mann Educators Corp.	352
47	Maiden Holdings Ltd.	494
9	Phoenix Cos., Inc. ●	268
10	Protective Life Corp.	340
7	Reinsurance Group of America, Inc.	436
39	Symetra Financial Corp.	516
12	United Fire Group, Inc.	298
8	Validus Holdings Ltd.	280
		6,276
	Materials - 5.1%
7	Axiall Corp.	410
35	Coeur d'Alene Mines Corp. ●	653
17	Commercial Metals Co.	270
2	Cytec Industries, Inc.	148
8	Domtar Corp.	637
77	Ferro Corp. ●	521
20	Flotek Industries, Inc. ●	330
36	Gold Resource Corp.	472
118	Graphic Packaging Holding Co. ●	880
36	Headwaters, Inc. ●	397
13	Kraton Performance Polymers, Inc. ●	314
6	LSB Industries, Inc. ●	191
12	Minerals Technologies, Inc.	507
1	Newmarket Corp.	312
11	OM Group, Inc. ●	263
5	Reliance Steel & Aluminum	320
27	Resolute Forest Products ●	430
10	Schweitzer-Mauduit International, Inc.	372
		7,427
	Media - 1.1%
31	Belo Corp. Class A	305
31	Gannett Co., Inc.	678
29	Global Sources Ltd. ●	218
16	Sinclair Broadcast Group, Inc. Class A	332
		1,533
	Pharmaceuticals, Biotechnology and Life Sciences - 5.9%
16	Auxilium Pharmaceuticals, Inc. ●	271
31	Bruker Corp. ●	583
53	Cambrex Corp. ●	678
14	Cubist Pharmaceuticals, Inc. ●	646
17	Emergent Biosolutions, Inc. ●	242
67	Enzon, Inc.	253
8	Genomic Health, Inc. ●	235
2	Life Technologies Corp. ●	152
2	Mettler-Toledo International, Inc. ●	448
8	Momenta Pharmaceuticals, Inc. ●	105
35	Mylan, Inc. ●	1,007
20	Myriad Genetics, Inc. ●	500
11	PAREXEL International Corp. ●	419
69	PDL Biopharma, Inc.	505
9	Pharmacyclics, Inc. ●	716
39	Sciclone Pharmaceuticals, Inc. ●	178
9	Techne Corp.	597
10	United Therapeutics Corp. ●	578
12	ViroPharma, Inc. ●	307
13	Warner Chilcott plc	175
		8,595
	Real Estate - 9.1%
12	AG Mortgage Investment Trust, Inc. REIT	311
27	American Capital Mortgage Investment Corp. REIT	688
45	Anworth Mortgage Asset Corp. REIT	283
32	Brandywine Realty Trust REIT	481
18	Capstead Mortgage Corp. REIT	227
38	CBL & Associates Properties, Inc. REIT	897

2

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Real Estate - 9.1% - (continued)
56	Colonial Properties Trust REIT	$1,262
65	CYS Investments, Inc. REIT	767
24	Franklin Street Properties Corp. REIT	349
57	Hatteras Financial Corp. REIT	1,574
83	Inland Real Estate Corp. REIT	837
39	Invesco Mortgage Capital REIT	828
32	Mack-Cali Realty Corp. REIT	918
132	MFA Mortgage Investments, Inc. REIT	1,229
18	PennyMac Mortgage Investment Trust REIT	471
40	Rait Financial Trust REIT	320
36	Redwood Trust, Inc. REIT	823
32	RLJ Lodging Trust REIT	733
24	Winthrop Realty Trust REIT	301
		13,299
	Retailing - 5.7%
12	Aaron's, Inc.	330
15	American Eagle Outfitters, Inc.	288
10	ANN, Inc. ●	290
11	Blue Nile, Inc. ●	386
19	Chico's FAS, Inc.	311
8	Dillard's, Inc.	613
16	Express, Inc. ●	276
15	Foot Locker, Inc.	514
10	Francescas Holding Corp. ●	278
4	GNC Holdings, Inc.	161
5	Hibbett Sports, Inc. ●	270
9	Lumber Liquidators Holdings, Inc. ●	604
4	Netflix, Inc. ●	682
9	O'Reilly Automotive, Inc. ●	923
15	Overstock.com, Inc. ●	182
11	Penske Automotive Group, Inc.	370
21	PetMed Express, Inc.	280
12	PetSmart, Inc.	718
9	Select Comfort Corp. ●	182
14	Williams-Sonoma, Inc.	726
		8,384
	Semiconductors and Semiconductor Equipment - 1.9%
19	Advanced Energy Industries, Inc. ●	353
52	Amkor Technology, Inc. ●	206
61	Entropic Communications, Inc. ●	250
21	Kulicke & Soffa Industries, Inc. ●	239
96	LSI Corp. ●	653
11	Photronics, Inc. ●	76
63	PMC-Sierra, Inc. ●	426
22	Teradyne, Inc. ●	355
53	TriQuint Semiconductor, Inc. ●	266
		2,824
	Software and Services - 9.3%
15	Acxiom Corp. ●	306
6	Amdocs Ltd.	214
8	AOL, Inc.	293
26	AVG Technologies N.V. ●	367
19	Booz Allen Hamilton Holding Corp.	255
48	CA, Inc.	1,218
74	Cadence Design Systems, Inc. ●	1,025
6	Commvault Systems, Inc. ●	464
16	Convergys Corp.	278
11	CoreLogic, Inc. ●	290
30	Dice Holdings, Inc. ●	308
18	Digital River, Inc. ●	253
56	Earthlink, Inc.	304
38	Global Cash Access, Inc. ●	264
8	Guidewire Software, Inc. ●	315
13	j2 Global, Inc.	502
11	Jack Henry & Associates, Inc.	513
13	Lender Processing Services, Inc.	323
5	Manhattan Associates, Inc. ●	394
27	Mentor Graphics Corp. ●	495
11	Netscout Systems, Inc. ●	268
9	Neustar, Inc. ●	433
6	Opentable, Inc. ●	365
16	Rosetta Stone, Inc. ●	253
8	Solarwinds, Inc. ●	462
22	Solera Holdings, Inc.	1,266
2	Syntel, Inc.	142
26	Total System Services, Inc.	632
11	Travelzoo, Inc. ●	233
17	Unisys Corp. ●	375
22	United Online, Inc.	134
18	ValueClick, Inc. ●	523
6	WebMD Health Corp. ●	134
		13,601
	Technology Hardware and Equipment - 4.4%
26	Arris Group, Inc. ●	448
12	Aruba Networks, Inc. ●	304
19	Avnet, Inc. ●	673
91	Brocade Communications Systems, Inc. ●	523
39	Calix, Inc. ●	320
21	Comtech Telecommunications Corp.	513
61	Extreme Networks, Inc. ●	204
6	Interdigital, Inc.	297
4	Itron, Inc. ●	181
12	Lexmark International, Inc.	314
5	Loral Space & Communications, Inc.	303
13	Plantronics, Inc.	557
50	Power-One, Inc. ●	208
65	STEC, Inc. ●	287
11	Synaptics, Inc. ●	460
139	Tellabs, Inc.	291
22	Ubiquiti Networks, Inc.	295
6	Western Digital Corp.	302
		6,480
	Telecommunication Services - 1.2%
17	Boingo Wireless, Inc. ●	95
41	Leap Wireless International, Inc. ●	243
10	magicJack VocalTec Ltd. ●	146
38	MetroPCS Communications, Inc. ●	411
62	NII Holdings, Inc. Class B ●	268
21	Telephone & Data Systems, Inc.	451
4	US Cellular Corp. ●	133
		1,747
	Transportation - 1.8%
22	Alaska Air Group, Inc. ●	1,375
7	Allegiant Travel Co.	613
11	Saia, Inc. ●	384
21	Swift Transportation Co. ●	296
		2,668
	Utilities - 5.3%
65	AES (The) Corp.	813
6	Chesapeake Utilities Corp.	275

3

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
COMMON STOCKS - 98.7% - (continued)
	Utilities - 5.3% - (continued)
23	El Paso Electric Co.		$784
20	MGE Energy, Inc.		1,103
50	N.V. Energy, Inc.		992
13	Pinnacle West Capital Corp.		764
25	PNM Resources, Inc.		573
28	Portland General Electric Co.		849
32	UNS Energy Corp.		1,551
			7,704
	Total common stocks
	(cost $122,518)		$143,955

	Total long-term investments
	(cost $122,518)		$143,955

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $47,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $48)
$47	0.19%, 03/28/2013		$47
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $186, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$189)
186	0.17%, 03/28/2013		186
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $338, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$345)
338	0.15%, 03/28/2013		338
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $499,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $509)
499	0.15%, 03/28/2013		499
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $9, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $9)
9	0.25%, 03/28/2013		9
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $272, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $278)
272	0.16%, 03/28/2013		272
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$211, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $215)
211	0.20%, 03/28/2013		211
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$3, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $3)
3	0.14%, 03/28/2013		3
			1,565
	Total short-term investments
	(cost $1,565)		$1,565

	Total investments
	(cost $124,083) ▲	99.8%	$145,520
	Other assets and liabilities	0.2%	285
	Total net assets	100.0%	$145,805

4

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $124,250 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$24,468
Unrealized Depreciation	(3,198)
Net Unrealized Appreciation	$21,270

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY:	(abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$143,955	$143,955	$–	$–
Short-Term Investments	1,565	–	1,565	–
Total	$145,520	$143,955	$1,565	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

Hartford SmallCap Growth HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 99.3%
	Automobiles and Components - 1.3%
41	Cooper Tire & Rubber Co.	$1,042
15	Dana Holding Corp.	275
121	Tenneco Automotive, Inc. ●	4,762
53	Winnebago Industries, Inc. ●	1,100
		7,179
	Banks - 2.0%
205	Boston Private Financial Holdings, Inc.	2,022
82	First Merchants Corp.	1,265
75	Flushing Financial Corp.	1,276
99	Ocwen Financial Corp. ●	3,751
158	Umpqua Holdings Corp.	2,098
31	Wintrust Financial Corp.	1,141
		11,553
	Capital Goods - 12.5%
50	A.O. Smith Corp.	3,644
43	AAON, Inc.	1,194
46	Acuity Brands, Inc.	3,185
161	Altra Holdings, Inc.	4,391
4	American Science & Engineering, Inc.	238
55	Applied Industrial Technologies, Inc.	2,465
22	Argan, Inc.	332
85	Astronics Corp. ●	2,526
12	Astronics Corp. Class B ●	344
66	AZZ, Inc.	3,185
82	Belden, Inc.	4,234
49	Chart Industries, Inc. ●	3,894
8	CIRCOR International, Inc.	331
49	Dycom Industries, Inc. ●	965
6	EnerSys, Inc. ●	278
34	Esterline Technologies Corp. ●	2,548
77	Franklin Electric Co., Inc.	2,596
73	Gencorp, Inc. ●	974
13	Generac Holdings, Inc.	449
119	GrafTech International Ltd. ●	914
86	Heico Corp.	3,733
49	Lennox International, Inc.	3,103
45	Lindsay Corp.	3,977
64	Meritor, Inc. ●	302
4	Middleby Corp. ●	548
55	Moog, Inc. Class A ●	2,542
52	Mueller Water Products, Inc.	308
10	National Presto Industries, Inc.	781
44	Nordson Corp.	2,908
7	Nortek, Inc. ●	507
58	Polypore International, Inc. ●	2,315
63	Sun Hydraulics Corp.	2,053
123	Taser International, Inc. ●	981
39	Teledyne Technologies, Inc. ●	3,060
13	Trex Co., Inc. ●	649
94	Trimas Corp. ●	3,046
45	USG Corp. ●	1,192
6	Woodward, Inc.	227
20	Xerium Technologies, Inc. ●	111
		71,030
	Commercial and Professional Services - 3.3%
8	Barrett Business Services, Inc.	395
124	Deluxe Corp.	5,126
32	Enernoc, Inc. ●	547
64	Exponent, Inc. ●	3,460
89	GP Strategies Corp. ●	2,117
18	HNI Corp.	653
15	Insperity, Inc.	414
13	Mine Safety Appliances Co.	665
105	On Assignment, Inc. ●	2,650
95	Steelcase, Inc.	1,404
33	Sykes Enterprises, Inc. ●	524
9	United Stationers, Inc.	356
18	Wageworks, Inc. ●	456
		18,767
	Consumer Durables and Apparel - 3.5%
76	Arctic Cat, Inc. ●	3,337
25	Blyth, Inc.	429
61	Brunswick Corp.	2,100
195	Fifth & Pacific Cos., Inc. ●	3,687
211	Leapfrog Enterprises, Inc. ●	1,807
13	Movado Group	446
24	Oxford Industries, Inc.	1,253
20	Polaris Industries, Inc.	1,823
58	Smith & Wesson Holding Corp. ●	518
94	Steven Madden Ltd. ●	4,044
13	Sturm Ruger & Co., Inc.	680
		20,124
	Consumer Services - 4.8%
21	American Public Education, Inc. ●	719
215	Bloomin' Brands, Inc. ●	3,835
47	Bridgepoint Education, Inc. ●	479
94	Brinker International, Inc.	3,540
47	Buffalo Wild Wings, Inc. ●	4,154
17	Caesars Entertainment Corp. ●	270
34	Capella Education Co. ●	1,047
86	Del Frisco's Restaurant Group, Inc. ●	1,432
42	Domino's Pizza, Inc.	2,139
51	Grand Canyon Education, Inc. ●	1,292
129	Ignite Restaurant Group, Inc. ●	1,897
59	Marriott Vacations Worldwide Corp. ●	2,549
36	Multimedia Games Holding Co., Inc. ●	755
68	Sotheby's Holdings	2,529
15	Strayer Education, Inc.	716
		27,353
	Diversified Financials - 2.1%
203	DFC Global Corp. ●	3,383
32	Encore Capital Group, Inc. ●	968
20	Financial Engines, Inc. ●	732
1	Green Dot Corp. ●	18
33	Greenhill & Co., Inc.	1,751
39	HFF, Inc.	781
30	Portfolio Recovery Associates, Inc. ●	3,750
4	World Acceptance Corp. ●	309
		11,692
	Energy - 6.2%
56	Alon USA Energy, Inc.	1,064
53	Basic Energy Services, Inc. ●	722
70	Berry Petroleum Co.	3,219
7	Contango ORE, Inc.	265
46	CVR Energy, Inc. ●	2,387
83	Energy XXI (Bermuda) Ltd.	2,263

1

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 99.3% - (continued)
	Energy - 6.2% - (continued)
64	EPL Oil & Gas, Inc. ●	$1,721
4	Geospace Technologies Corp. ●	399
47	Gulfport Energy Corp. ●	2,140
512	ION Geophysical Corp. ●	3,487
49	Mitcham Industries, Inc. ●	832
68	PBF Energy, Inc. ●	2,524
43	Pioneer Energy Services Corp. ●	353
384	Rentech, Inc.	903
10	REX American Resources Corp. ●	221
152	Rex Energy Corp. ●	2,498
86	Rosetta Resources, Inc. ●	4,095
53	SemGroup Corp. ●	2,732
51	Synergy Resources Corp. ●	350
72	VAALCO Energy, Inc. ●	546
64	W&T Offshore, Inc.	905
42	Western Refining, Inc.	1,500
		35,126
	Food and Staples Retailing - 1.2%
74	Casey's General Stores, Inc.	4,333
96	Natural Grocers by Vitamin Cottage, Inc. ●	2,156
201	Rite Aid Corp. ●	381
		6,870
	Food, Beverage and Tobacco - 1.7%
7	Boston Beer Co., Inc. Class A ●	1,153
47	Cal-Maine Foods, Inc.	2,009
150	Darling International, Inc. ●	2,696
28	J&J Snack Foods Corp.	2,184
8	Lancaster Colony Corp.	631
92	Pilgrim's Pride Corp. ●	849
6	Sanderson Farms, Inc.	322
		9,844
	Health Care Equipment and Services - 8.3%
35	Accretive Health, Inc. ●	357
80	Accuray, Inc. ●	373
5	Analogic Corp.	379
17	Anika Therapeutics, Inc. ●	250
3	athenahealth, Inc. ●	272
7	Atrion Corp.	1,300
14	Cantel Medical Corp.	418
16	Centene Corp. ●	705
9	Chemed Corp.	704
32	Computer Programs & Systems, Inc.	1,706
36	Corvel Corp. ●	1,775
85	Cyberonics, Inc. ●	3,957
186	Dexcom, Inc. ●	3,102
112	Globus Medical, Inc. ●	1,644
154	HealthSouth Corp. ●	4,074
21	Heartware International, Inc. ●	1,900
76	ICU Medical, Inc. ●	4,494
8	Magellan Health Services, Inc. ●	385
44	Masimo Corp.	867
289	Merge Healthcare, Inc. ●	835
14	Molina Healthcare, Inc. ●	442
35	Natus Medical, Inc. ●	469
28	Orthofix International N.V. ●	1,004
52	Owens & Minor, Inc.	1,683
106	Quality Systems, Inc.	1,936
29	STERIS Corp.	1,215
14	SurModics, Inc. ●	390
89	U.S. Physical Therapy, Inc.	2,381
113	Vascular Solutions, Inc. ●	1,839
69	Volcano Corp. ●	1,547
69	Wellcare Health Plans, Inc. ●	4,009
9	West Pharmaceutical Services, Inc.	597
		47,009
	Household and Personal Products - 1.3%
74	Elizabeth Arden, Inc. ●	2,998
30	Medifast, Inc. ●	694
74	Nu Skin Enterprises, Inc. Class A	3,260
9	Usana Health Sciences, Inc. ●	411
		7,363
	Insurance - 1.3%
67	Amerisafe, Inc. ●	2,399
5	AmTrust Financial Services, Inc.	162
16	Employers Holdings, Inc.	368
72	First American Financial Corp.	1,836
15	Greenlight Capital Re Ltd. Class A ●	364
57	Protective Life Corp.	2,042
7	Validus Holdings Ltd.	277
		7,448
	Materials - 5.0%
18	American Vanguard Corp.	544
25	Axiall Corp.	1,542
8	Balchem Corp.	334
58	Chemtura Corp. ●	1,249
37	Flotek Industries, Inc. ●	598
288	Graphic Packaging Holding Co. ●	2,160
289	Headwaters, Inc. ●	3,151
6	LSB Industries, Inc. ●	219
39	Minerals Technologies, Inc.	1,606
16	Myers Industries, Inc.	228
5	Newmarket Corp.	1,330
153	Olin Corp.	3,849
151	Omnova Solutions, Inc. ●	1,160
142	PolyOne Corp.	3,471
9	Quaker Chemical Corp.	555
30	Schweitzer-Mauduit International, Inc.	1,154
63	Silgan Holdings, Inc.	2,994
7	Stepan Co.	442
94	SunCoke Energy, Inc. ●	1,529
		28,115
	Media - 0.2%
33	Belo Corp. Class A	322
10	Global Sources Ltd. ●	75
20	ReachLocal, Inc. ●	293
16	Sinclair Broadcast Group, Inc. Class A	314
		1,004
	Pharmaceuticals, Biotechnology and Life Sciences - 12.3%
82	Acorda Therapeutics, Inc. ●	2,634
48	Agenus, Inc. ●	186
177	Alkermes plc ●	4,194
108	Amicus Therapeutics, Inc. ●	342
40	Arena Pharmaceuticals, Inc. ●	325
23	Auxilium Pharmaceuticals, Inc. ●	400
153	Aveo Pharmaceuticals, Inc. ●	1,126
282	BioDelivery Sciences International, Inc. ●	1,186

2

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 99.3% - (continued)
	Pharmaceuticals, Biotechnology and Life Sciences - 12.3% - (continued)
160	Bruker Corp. ●	$3,048
240	Cadence Pharmaceuticals, Inc. ●	1,608
41	Cambrex Corp. ●	526
113	Cubist Pharmaceuticals, Inc. ●	5,285
11	Cumberland Pharmaceuticals, Inc. ●	55
85	Emergent Biosolutions, Inc. ●	1,187
27	Endocyte, Inc. ●	336
352	Exelixis, Inc. ●	1,626
15	Genomic Health, Inc. ●	410
23	Hi-Technology Pharmacal Co., Inc.	748
143	Immunogen, Inc. ●	2,289
85	Impax Laboratories, Inc. ●	1,305
92	Incyte Corp. ●	2,143
158	Ironwood Pharmaceuticals, Inc. ●	2,898
21	Isis Pharmaceuticals, Inc. ●	361
146	Medicines Co. ●	4,888
146	Neurocrine Biosciences, Inc. ●	1,769
217	NPS Pharmaceuticals, Inc. ●	2,211
147	Optimer Pharmaceuticals, Inc. ●	1,753
62	Orexigen Therapeutics, Inc. ●	390
78	PAREXEL International Corp. ●	3,079
258	PDL Biopharma, Inc.	1,885
9	Pharmacyclics, Inc. ●	748
38	Pozen, Inc. ●	200
46	Puma Biotechnology, Inc. ●	1,528
19	Questcor Pharmaceuticals, Inc.	629
40	Repros Therapeutics, Inc. ●	636
228	Rigel Pharmaceuticals, Inc. ●	1,550
66	Salix Pharmaceuticals Ltd. ●	3,376
87	Santarus, Inc. ●	1,499
106	Sciclone Pharmaceuticals, Inc. ●	486
116	Seattle Genetics, Inc. ●	4,113
33	Siga Technologies, Inc. ●	119
95	Sunesis Pharmaceuticals, Inc. ●	520
5	Synageva BioPharma Corp. ●	285
47	Synergy Pharmaceuticals, Inc. ●	286
84	Tesaro, Inc. ●	1,834
71	Threshold Pharmaceuticals, Inc. ●	326
152	Trius Therapeutics, Inc. ●	1,037
82	XOMA Corp. ●	287
86	Zogenix, Inc. ●	155
		69,807
	Real Estate - 2.7%
72	Apollo Residential Mortgage, Inc. REIT	1,611
75	Colonial Properties Trust REIT	1,688
72	Coresite Realty Corp. REIT	2,515
66	Felcor Lodging Trust, Inc. REIT ●	394
177	Glimcher Realty Trust REIT	2,055
188	Inland Real Estate Corp. REIT	1,895
89	Omega Healthcare Investors, Inc. REIT	2,702
207	Sunstone Hotel Investors, Inc. REIT ●	2,545
		15,405
	Retailing - 5.4%
166	Ascena Retail Group, Inc. ●	3,085
29	Blue Nile, Inc. ●	989
45	Buckle (The), Inc.	2,112
68	Core-Mark Holding Co., Inc.	3,511
51	DSW, Inc.	3,277
26	Francescas Holding Corp. ●	754
42	Group 1 Automotive, Inc.	2,541
5	Hibbett Sports, Inc. ●	276
48	HSN, Inc.	2,640
24	Lumber Liquidators Holdings, Inc. ●	1,678
107	Mattress Firm Holding Corp. ●	3,693
24	Overstock.com, Inc. ●	302
58	Penske Automotive Group, Inc.	1,945
64	PetMed Express, Inc.	863
95	rue21, Inc. ●	2,797
8	Shutterfly, Inc. ●	362
8	Tilly's, Inc. Class A ●	98
		30,923
	Semiconductors and Semiconductor Equipment - 1.7%
117	Entropic Communications, Inc. ●	476
107	Kulicke & Soffa Industries, Inc. ●	1,232
81	MEMC Electronic Materials, Inc. ●	357
409	Mindspeed Technologies, Inc. ●	1,363
118	Nanometrics, Inc. ●	1,701
57	Silicon Image, Inc. ●	279
30	SunPower Corp. ●	347
76	Ultratech Stepper, Inc. ●	3,020
78	Volterra Semiconductor Corp. ●	1,108
		9,883
	Software and Services - 14.9%
100	Aspen Technology, Inc. ●	3,232
33	AVG Technologies N.V. ●	455
11	CACI International, Inc. Class A ●	619
21	Carbonite, Inc. ●	230
72	Cass Information Systems, Inc.	3,038
42	Commvault Systems, Inc. ●	3,438
92	CSG Systems International, Inc. ●	1,939
78	Dice Holdings, Inc. ●	789
66	Digital River, Inc. ●	940
74	Ebix, Inc.	1,198
73	Fair Isaac, Inc.	3,328
103	Fleetmatics Group Ltd. ●	2,502
119	Global Cash Access, Inc. ●	840
32	Heartland Payment Systems, Inc.	1,052
204	Higher One Holdings, Inc. ●	1,812
70	Imperva, Inc. ●	2,698
130	j2 Global, Inc.	5,089
130	Keynote Systems, Inc.	1,822
185	LivePerson, Inc. ●	2,517
29	Manhattan Associates, Inc. ●	2,132
24	MicroStrategy, Inc. ●	2,388
315	Mitek Systems, Inc. ●	1,473
97	Model N, Inc.	1,925
171	Netscout Systems, Inc. ●	4,201
17	Opentable, Inc. ●	1,071
161	PTC, Inc. ●	4,114
89	QLIK Technologies, Inc. ●	2,296
38	Rosetta Stone, Inc. ●	578
265	Sapient Corp. ●	3,235
41	Solarwinds, Inc. ●	2,409
35	Solera Holdings, Inc.	2,018
36	Sourcefire, Inc. ●	2,134

3

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value╪
COMMON STOCKS - 99.3% - (continued)
	Software and Services - 14.9% - (continued)
41	Splunk, Inc. ●	$1,638
15	SS&C Technologies Holdings, Inc. ●	444
94	Synacor, Inc. ●	281
8	Syntel, Inc.	540
62	TiVo, Inc. ●	771
41	Travelzoo, Inc. ●	870
72	Tyler Corp. ●	4,414
26	Unisys Corp. ●	591
40	ValueClick, Inc. ●	1,185
72	WEX, Inc. ●	5,619
80	XO Group, Inc. ●	804
		84,669
	Technology Hardware and Equipment - 4.2%
101	Arris Group, Inc. ●	1,739
150	Aruba Networks, Inc. ●	3,720
59	Calix, Inc. ●	479
33	Ciena Corp. ●	527
42	Coherent, Inc.	2,361
63	Comtech Telecommunications Corp.	1,528
26	Interdigital, Inc.	1,234
17	Ixia ●	361
69	Kemet Corp. ●	429
2	Loral Space & Communications, Inc.	120
122	Oplink Communications, Inc. ●	1,997
70	Plantronics, Inc.	3,088
31	Plexus Corp. ●	759
217	STEC, Inc. ●	959
38	Synaptics, Inc. ●	1,530
216	Ubiquiti Networks, Inc.	2,970
		23,801
	Telecommunication Services - 0.4%
104	Alaska Communications Systems Group, Inc.	173
40	Boingo Wireless, Inc. ●	221
30	IDT Corp. Class B	358
193	Iridium Communications, Inc. ●	1,163
32	Leap Wireless International, Inc. ●	191
22	magicJack VocalTec Ltd. ●	304
		2,410
	Transportation - 2.5%
30	Alaska Air Group, Inc. ●	1,932
4	Allegiant Travel Co.	364
157	Avis Budget Group, Inc. ●	4,369
2	Genesee & Wyoming, Inc. Class A ●	140
125	Hawaiian Holdings, Inc. ●	720
48	Marten Transport Ltd.	969
54	Republic Airways Holdings, Inc. ●	628
26	SkyWest, Inc.	420
25	Spirit Airlines, Inc. ●	634
63	Swift Transportation Co. ●	899
123	Werner Enterprises, Inc.	2,972
		14,047
	Utilities - 0.5%
53	UNS Energy Corp.	2,584

	Total common stocks
	(cost $447,735)	$564,006

	Total long-term investments
	(cost $447,735)	$564,006

SHORT-TERM INVESTMENTS - 1.1%
Repurchase Agreements - 1.1%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $184,
	collateralized by U.S. Treasury Note 0.25%
	- 0.880%, 2014 - 2017, value of $187)
$184	0.19%, 03/28/2013	$184
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $719, collateralized by FHLMC
	3.50%, 2042, FNMA 3.00% - 4.00%, 2042,
	U.S. Treasury Note 0.25%, 2014, value of
	$733)
719	0.17%, 03/28/2013	719
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,310, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value of
	$1,336)
1,310	0.15%, 03/28/2013	1,310
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,935,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 – 2019, value of $1,973)
1,934	0.15%, 03/28/2013	1,934
	Deutsche Bank Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $35, collateralized by FNMA
	4.00% - 6.00%, 2039 - 2040, value of $36)
35	0.25%, 03/28/2013	35
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $1,055, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 - 2023,
	value of $1,076)
1,055	0.16%, 03/28/2013	1,055
	TD Securities TriParty Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$815, collateralized by FHLMC 3.50%,
	2026 - 2042, FNMA 3.00% - 3.50%, 2032 -
	2043, value of $832)
815	0.20%, 03/28/2013	815

4

Hartford SmallCap Growth HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value╪
SHORT-TERM INVESTMENTS - 1.1% - (continued)
Repurchase Agreements - 1.1% - (continued)
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$11, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $11)
$11	0.14%, 03/28/2013		$11
			6,063
	Total short-term investments
	(cost $6,063)		$6,063

	Total investments
	(cost $453,798) ▲	100.4%	$570,069
	Other assets and liabilities	(0.4)%	(2,280)
	Total net assets	100.0%	$567,789

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $457,378 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$133,322
Unrealized Depreciation	(20,631)
Net Unrealized Appreciation	$112,691

●	Non-income producing.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

GLOSSARY:	(abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
REIT	Real Estate Investment Trust

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Common Stocks ‡	$564,006	$564,006	$–	$–
Short-Term Investments	6,063	–	6,063	–
Total	$570,069	$564,006	$6,063	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
‡	The Fund has all or primarily all of the equity securities categorized in a particular level. Refer to the Schedule of Investments for further industry breakout.

5

Hartford U.S. Government Securities HLS Fund
Schedule of Investments
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount		Market Value ╪
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 19.3%
	Finance and Insurance - 17.2%
	Ally Master Owner Trust
$10,175	1.54%, 09/15/2019	$10,214
	American Credit Acceptance Receivables
4,246	1.64%, 11/15/2016 ■	4,246
	AmeriCredit Automobile Receivables Trust
3,940	1.12%, 11/08/2017	3,935
5,000	1.78%, 03/08/2017	5,081
	Cal Funding II Ltd.
4,849	3.47%, 10/25/2027 ■	4,922
	Carnow Automotive Receivables Trust
707	2.09%, 01/15/2015 ■	707
	CPS Automotive Trust
11,985	1.31%, 12/15/2017 ■	11,978
	Credit Acceptance Automotive Loan Trust
1,336	2.20%, 09/16/2019 ■	1,354
3,595	2.21%, 09/15/2020 ■	3,629
	DBUBS Mortgage Trust
10,501	3.74%, 11/10/2046 ■	11,267
	Ford Credit Automotive Owner Trust
8,025	1.01%, 05/15/2018	8,004
4,200	1.27%, 12/15/2017	4,230
	Ford Credit Floorplan Master Owner Trust
900	1.10%, 01/15/2016 Δ	903
1,840	1.49%, 09/15/2019	1,845
695	2.32%, 01/15/2017 Δ	717
	FREMF Mortgage Trust
2,040	3.82%, 05/25/2019 ■Δ	2,142
	HLSS Servicer Advance Receivables
6,661	1.50%, 01/16/2046 ■	6,706
	Huntington Automotive Trust
1,240	1.07%, 02/15/2018	1,238
	Master Asset Backed Securities Trust
522	2.90%, 05/25/2033 Δ	511
	Merrill Lynch Mortgage Trust
8,900	5.27%, 11/12/2037 Δ	9,716
	Morgan Stanley Capital I
1,677	1.70%, 11/25/2032 Δ	1,536
	Morgan Stanley Dean Witter Capital I
4,257	1.28%, 03/25/2033 Δ	3,895
	Nationstar Agency Advance Funding Trust
1,815	1.89%, 02/18/2048 ■	1,828
	Nissan Automotive Lease Trust
8,085	0.74%, 09/17/2018	8,093
	Santander Drive Automotive Receivables Trust
8,226	1.33%, 05/15/2017	8,271
	Springleaf Mortgage Loan Trust
5,805	1.57%, 12/25/2059 ■	5,823
6,568	2.22%, 10/25/2057 ■	6,655
	Structured Asset Securities Corp.
2,139	1.70%, 02/25/2033 Δ	2,078
	Thornburg Mortgage Securities Trust
9,818	2.48%, 04/25/2045 Δ	9,946
	WaMu Mortgage Pass-Through Certificates
3,343	2.21%, 03/25/2033 Δ	3,341
3,742	2.46%, 10/25/2035 Δ	3,580
	Wells Fargo Mortgage Backed Securities Trust
4,188	2.49%, 09/25/2033 Δ	4,268
	Westlake Automobile Receivables Trust
4,910	1.03%, 03/15/2016 ■	4,920
	World Omni Automotive Receivables Trust
1,430	1.06%, 09/16/2019	1,430
		159,009
	Transportation Equipment Manufacturing - 2.1%
	GE Equipment Transportation LLC
10,625	0.81%, 09/24/2020	10,636
	TAL Advantage LLC
8,955	2.83%, 02/22/2038 ■	8,983
		19,619
	Total asset & commercial mortgage backed securities
	(cost $176,931)	$178,628

U.S. GOVERNMENT AGENCIES - 60.6%
	FHLMC - 20.1%
$90,000	0.50%, 10/15/2013	$90,170
13,675	1.57%, 01/25/2022	13,868
6,000	3.50%, 11/15/2025	6,567
314	4.50%, 12/01/2018	334
17,153	5.50%, 05/15/2033 Ф	20,186
31,953	5.50%, 06/01/2034 - 06/01/2041☼	34,633
11,863	6.00%, 10/01/2021 - 09/01/2034	13,269
4,578	6.50%, 09/01/2014 - 09/01/2032	5,247
777	7.00%, 10/01/2026 - 11/01/2032	914
15	7.50%, 05/01/2024 - 06/01/2025	17
35	8.00%, 08/01/2024 - 10/01/2024	38
1	8.50%, 10/01/2024	1
19	10.00%, 11/01/2020	20
		185,264
	FNMA - 23.8%
8,654	1.49%, 03/01/2018	8,810
3,545	2.22%, 10/01/2022	3,548
8,532	2.25%, 10/01/2022	8,552
3,570	2.31%, 10/01/2022	3,595
2,366	2.35%, 10/01/2022	2,388
746	2.40%, 10/01/2022	755
73,000	2.50%, 04/12/2027☼	75,726
1,080	2.52%, 10/01/2022	1,102
2,154	2.56%, 01/01/2019	2,287
7,985	3.74%, 06/01/2018	8,923
59,656	5.00%, 08/01/2018 - 05/01/2038	64,817
6,252	5.50%, 08/01/2015 - 04/01/2036	6,818
20,693	6.00%, 09/01/2013 - 02/01/2037	23,072
1,095	6.50%, 06/25/2029 Ф	1,249
5,957	6.50%, 05/01/2013 - 09/01/2032	6,765
817	7.00%, 11/01/2013 - 02/01/2032	949
26	7.50%, 06/01/2023	31
137	8.00%, 10/01/2029 - 02/01/2031	162
2	8.50%, 04/01/2017	2
31	9.00%, 08/01/2020 - 09/01/2021	31

1

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Shares or Principal Amount			Market Value ╪
U.S. GOVERNMENT AGENCIES - 60.6% - (continued)
	FNMA - 23.8% - (continued)
$3	9.75%, 07/01/2020		$3
			219,585
	GNMA - 16.7%
51,500	3.50%, 04/15/2041☼		55,395
35,781	4.00%, 08/20/2040 - 09/20/2040		38,966
41,855	4.50%, 10/20/2040		46,298
2,587	5.00%, 01/20/2034		2,842
2,923	5.50%, 09/20/2033		3,325
1,877	6.00%, 01/15/2033 - 02/15/2033		2,135
3,110	6.50%, 12/15/2028 - 01/15/2032		3,604
1,374	7.00%, 06/20/2030 - 10/15/2032		1,635
428	7.50%, 04/15/2022 - 04/20/2030		485
60	8.50%, 09/15/2019 - 03/15/2030		64
			154,749
	Total U.S. government agencies
	(cost $544,343)		$559,598

U.S. GOVERNMENT SECURITIES - 30.0%
Other Direct Federal Obligations - 14.3%
	FHLB - 14.3%
$16,335	1.75%, 12/14/2018		$16,937
20,665	4.13%, 03/13/2020		24,222
26,000	5.25%, 12/09/2022		33,173
50,000	5.38%, 05/18/2016		57,656
			131,988
U.S. Treasury Securities - 15.7%
	U.S. Treasury Notes - 15.7%
110,767	0.88%, 12/31/2016 - 04/30/2017 ‡		112,188
9,000	1.00%, 10/31/2016 ‡		9,167
2,980	2.13%, 08/15/2021 ╦‡		3,114
18,600	2.63%, 01/31/2018 ‡		20,281
			144,750
	Total U.S. government securities
	(cost $268,074)		$276,738

	Total long-term investments
	(cost $989,348)		$1,014,964

SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
	Bank of America Merrill Lynch TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $1,096,
	collateralized by U.S. Treasury Note
	0.25% - 0.880%, 2014 - 2017, value of
	$1,118)
$1,096	0.19%, 03/28/2013		$1,096
	Bank of Montreal TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $4,289, collateralized by
	FHLMC 3.50%, 2042, FNMA 3.00% -
	4.00%, 2042, U.S. Treasury Note 0.25%,
	2014, value of $4,375)
4,289	0.17%, 03/28/2013		4,289
	Barclays Capital TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $7,814, collateralized by U.S.
	Treasury Bill 0.11% - 0.13%, 2013, value
	of $7,970)
7,814	0.15%, 03/28/2013		7,814
	Citigroup Global Markets, Inc. TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $11,541,
	collateralized by U.S. Treasury Bond
	3.75%, 2041, U.S. Treasury Note 0.25% -
	3.88%, 2014 - 2019, value of $11,772)
11,541	0.15%, 03/28/2013		11,541
	Deutsche Bank Securities TriParty
	Repurchase Agreement (maturing on
	04/01/2013 in the amount of $209,
	collateralized by FNMA 4.00% - 6.00%,
	2039 - 2040, value of $213)
209	0.25%, 03/28/2013		209
	RBS Securities Inc. TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $6,292, collateralized by U.S.
	Treasury Note 0.25% - 4.25%, 2013 -
	2023, value of $6,417)
6,292	0.16%, 03/28/2013		6,292
	TD Securities TriParty Repurchase
	Agreement (maturing on 04/01/2013 in the
	amount of $4,865, collateralized by
	FHLMC 3.50%, 2026 - 2042, FNMA
	3.00% - 3.50%, 2032 - 2043, value of
	$4,962)
4,864	0.20%, 03/28/2013		4,864
	UBS Securities, Inc. Repurchase Agreement
	(maturing on 04/01/2013 in the amount of
	$67, collateralized by U.S. Treasury Note
	0.25%, 2015, value of $68)
67	0.14%, 03/28/2013		67
			36,172
	Total short-term investments
	(cost $36,172)		$36,172

	Total investments
	(cost $1,025,520) ▲	113.8%	$1,051,136
	Other assets and liabilities	(13.8)%	(127,822)
	Total net assets	100.0%	$923,314

2

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

▲	At March 31, 2013, the cost of securities for federal income tax purposes was $1,025,680 and the aggregate gross unrealized appreciation and depreciation based on that cost were:

Unrealized Appreciation	$26,138
Unrealized Depreciation	(682)
Net Unrealized Appreciation	$25,456

‡	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Δ	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2013.

■	Securities issued within terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2013, the aggregate value of these securities was $75,160, which represents 8.1% of total net assets.

☼	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $130,325 at March 31, 2013.

Ф	Z-Tranche securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

╦	This security, or a portion of this security, has been pledged as collateral in connection with swap contracts. Securities valued at $3,696, held on behalf of the Fund at the custody bank, were received from broker(s) as collateral in connection with swap contracts.

Futures Contracts Outstanding at March 31, 2013

					Unrealized
	Number of	Expiration			Appreciation/
Description	Contracts*	Date	Notional Amount	Market Value ╪	(Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	31	06/19/2013	$4,073	$4,092	$19
U.S. Treasury 2-Year Note Future	480	06/28/2013	105,810	105,817	7
U.S. Treasury 30-Year Bond Future	84	06/19/2013	12,150	12,136	(14)
U.S. Treasury 5-Year Note Future	496	06/28/2013	61,459	61,531	72
				183,576	$84

* The number of contracts does not omit 000's.

Cash of $625 was pledged as initial margin deposit and collateral for daily variation margin loss on open futures contracts at March 31, 2013.

Interest Rate Swap Contracts Outstanding at March 31, 2013

Upfront
					Premiums		Unrealized
			Notional	Expiration	Paid/	Market	Appreciation/
Counterparty	Payments made by Fund	Payments received by Fund	Amount *	Date	(Received)	Value ╪	(Depreciation)
GSC	0.38% Fixed	3M USD LIBOR	143,800	11/15/14	$–	$31	$31

*	Notional shown in U.S. dollars unless otherwise noted.

╪	For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent shareholder report.

3

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

GLOSSARY:	(abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
GSC	Goldman Sachs & Co.

Currency Abbreviations:
USD	U.S. Dollar

Other Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Investment Valuation Hierarchy Level Summary

March 31, 2013

	Total	Level 1 ♦	Level 2 ♦	Level 3
Assets:
Asset & Commercial Mortgage Backed Securities	$178,628	$–	$155,277	$23,351
U.S. Government Agencies	559,598	–	559,598	–
U.S. Government Securities	276,738	–	276,738	–
Short-Term Investments	36,172	–	36,172	–
Total	$1,051,136	$–	$1,027,785	$23,351
Futures *	98	98	–	–
Interest Rate Swaps *	31	–	31	–
Total	$129	$98	$31	$–
Liabilities:
Futures *	14	14	–	–
Total	$14	$14	$–	$–

♦	For the three-month period ended March 31, 2013, there were no transfers between Level 1 and Level 2.
*	Derivative instruments not reflected in the Schedule of Investments are valued at the unrealized appreciation/depreciation on the investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Balance as		Change in
	of	Realized	Unrealized					Transfers	Transfers	Balance as
	December	Gain	Appreciation		Net			Into	Out of	of March
	31, 2012	(Loss)	(Depreciation)		Amortization	Purchases	Sales	Level 3	Level 3	31, 2013
Assets:
Asset & Commercial Mortgage Backed Securities	$22,493	$3	$5	*	$—	$1,815	$(965)	$—	$—	$23,351
Total	$22,493	$3	$5		$—	$1,815	$(965)	$—	$—	$23,351

*	Change in unrealized appreciation (depreciation) in the current period relating to assets still held at March 31, 2013 was $5.

4

Hartford U.S. Government Securities HLS Fund
Schedule of Investments ― (continued)
March 31, 2013 (Unaudited)
(000’s Omitted)

Distribution by Credit Quality

as of March 31, 2013

Percentage of
Credit Rating *	Net Assets
Aaa / AAA	8.6%
Aa / AA	4.1
A	4.4
Baa / BBB	1.0
B	0.4
Caa / CCC or Lower	0.6
Unrated	0.2
U.S. Government Agencies and Securities	90.6
Non-Debt Securities and Other Short-Term Instruments	3.9
Other Assets & Liabilities	(13.8)
Total	100.0%

*	Does not apply to the Fund itself. Based upon Moody’s and S&P long-term credit ratings for the Fund’s holdings as of the date noted. If Moody's and S&P assign different ratings to a holding, the lower rating is used. "Unrated" includes fixed-income securities (other than cash-like short-term instruments and U.S. Government securities) for which Moody’s and S&P have not issued long-term credit ratings.

5

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.

(a)	Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 14, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 14, 2013	By:	/s/ James E. Davey
James E. Davey
Its: President

Date: May 14, 2013	By:	/s/ Mark A. Annoni
Mark A. Annoni
Its: Vice President, Treasurer and Controller

EXHIBIT LIST

99.CERT	Certifications

(i) Section 302 certification of principal executive officer

(ii) Section 302 certification of principal financial officer